SEGMENTAL ANALYSIS	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [text block] [Abstract]
Disclosure of operating segments [text block]

4 SEGMENTAL ANALYSIS

The Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) of the Lloyds Banking Group has been determined to be the chief operating decision maker for the Group. Following the transfer of HBOS to the Group on 1 January 2010, all of the trading activities of the Lloyds Banking Group are carried out within the Group and, as a result, the chief operating decision maker reviewed the Group’s performance by considering that of the Lloyds Banking Group. However, following the sale of the Group’s insurance business and certain other businesses as a result of the ring-fencing legislation this is no longer the case. Accordingly, the chief operating decision maker now reviews the results of the Group’s businesses separately.

The Group’s activities are organised into two financial reporting segments: Retail and Commercial Banking.

During 2019, the Group transferred Cardnet, its card payment acceptance service, from Retail into Commercial Banking and also transferred certain equity business from Commercial Banking into Other; comparative figures have been restated accordingly.

Retail offers a broad range of financial service products, including current accounts, savings, mortgages, motor finance and unsecured consumer lending to personal and small business customers.

Commercial Banking provides a range of products and services such as lending, transactional banking, working capital management, risk management and debt capital markets services to SMEs, corporates and financial institutions.

Other includes certain assets previously reported as outside of the Group’s risk appetite and income and expenditure not attributed to divisions, including the costs of certain central and head office functions.

Inter-segment services are generally recharged at cost, although some attract a margin. Inter-segment lending and deposits are generally entered into at market rates, except that non-interest bearing balances are priced at a rate that reflects the external yield that could be earned on such funds.

For the majority of those derivative contracts entered into by business units for risk management purposes, the business unit recognises the net interest income or expense on an accrual accounting basis and transfers the remainder of the movement in the fair value of the derivative to the central function where the resulting accounting volatility is managed where possible through the establishment of hedge accounting relationships. Any change in fair value of the hedged instrument attributable to the hedged risk is also recorded within the central function. This allocation of the fair value of the derivative and change in fair value of the hedged instrument attributable to the hedged risk avoids accounting asymmetry in segmental results and leads to accounting volatility, which is managed centrally and reported within Other.

	Retail £m	Commercial Banking £m	Other £m	Group £m
Year ended 31 December 2019
Net interest income	8,753	2,692	775	12,220
Other income	2,020	875	1,493	4,388
Total income	10,773	3,567	2,268	16,608
Costs	(7,905)	(1,825)	(1,393)	(11,123)
Trading surplus	2,868	1,742	875	5,485
Impairment (charge) credit	(1,038)	(313)	(11)	(1,362)
Profit before tax	1,830	1,429	864	4,123
External income	13,038	1,655	1,915	16,608
Inter-segment income	(2,265)	1,912	353	–
Segment income	10,773	3,567	2,268	16,608
Segment external assets	350,521	89,895	140,952	581,368
Segment external liabilities	259,946	126,313	156,210	542,469
Analysis of segment other income:
Current accounts	518	133	5	656
Credit and debit card fees	634	327	–	961
Commercial banking fees	–	166	–	166
Private banking and asset management	–	–	38	38
Factoring	–	103	–	103
Other fees and commissions	63	224	152	439
Fees and commissions receivable	1,215	953	195	2,363
Fees and commissions payable	(571)	(299)	(157)	(1,027)
Net fee and commission income	644	654	38	1,336
Operating lease income	1,225	22	–	1,247
Gains and losses on disposal of financial assets at fair value through other comprehensive income	–	(5)	201	196
Other income	151	204	1,254	1,609
Segment other income	2,020	875	1,493	4,388
Other segment items reflected in income statement above:
Depreciation and amortisation	1,712	315	575	2,602
Defined benefit scheme charges	108	43	94	245
Other segment items:
Additions to fixed assets	2,208	247	1,097	3,552
Investments in joint ventures and associates at end of year	3	–	–	3

	Retail £m	Commercial Banking £m	Other £m	Continuing operations £m
Year ended 31 December 2018[1]
Net interest income	9,008	2,921	825	12,754
Other income	1,917	1,452	851	4,220
Total income	10,925	4,373	1,676	16,974
Costs	(7,702)	(2,167)	(1,899)	(11,768)
Trading surplus	3,223	2,206	(223)	5,206
Impairment (charge) credit	(861)	(80)	15	(926)
Profit before tax	2,362	2,126	(208)	4,280
External income	12,893	4,157	(76)	16,974
Inter-segment income	(1,968)	216	1,752	–
Segment income	10,925	4,373	1,676	16,974
Segment external assets	349,380	115,819	128,325	593,524
Segment external liabilities	260,419	138,210	155,145	553,774
Analysis of segment other income:
Current accounts	503	139	5	647
Credit and debit card fees	646	328	–	974
Commercial banking fees	–	271	–	271
Private banking and asset management	–	2	92	94
Factoring	–	83	–	83
Other fees and commissions	52	253	123	428
Fees and commissions receivable	1,201	1,076	220	2,497
Fees and commissions payable	(757)	(310)	(161)	(1,228)
Net fee and commission income	444	766	59	1,269
Operating lease income	1,305	36	–	1,341
Gains and losses on disposal of financial assets at fair value through other comprehensive income	–	–	268	268
Other income	168	650	524	1,342
Segment other income	1,917	1,452	851	4,220
Other segment items reflected in income statement above:
Depreciation and amortisation	1,573	278	498	2,349
Defined benefit scheme charges	121	48	231	400
Other segment items:
Additions to fixed assets	2,092	208	1,078	3,378
Investments in joint ventures and associates at end of year	4	–	1	5

1	Restated, see page F-24.

	Retail £m	Commercial Banking £m	Other £m	Continuing operations £m
Year ended 31 December 2017[1]
Net interest income	8,680	3,062	622	12,364
Other income	2,165	2,031	792	4,988
Total income	10,845	5,093	1,414	17,352
Costs	(8,128)	(2,530)	(972)	(11,630)
Trading surplus	2,717	2,563	442	5,722
Impairment (charge) credit	(625)	(95)	33	(687)
Profit (loss) before tax	2,092	2,468	475	5,035
External income	12,783	3,425	1,144	17,352
Inter-segment income	(1,938)	1,668	270	–
Segment income	10,845	5,093	1,414	17,352
Segment external assets	350,154	177,832	140,817	668,803
Segment external liabilities	258,469	224,939	141,910	625,318
Analysis of segment other income:
Current accounts	572	135	5	712
Credit and debit card fees	637	312	–	949
Commercial banking fees	–	321	–	321
Private banking and asset management	–	5	93	98
Factoring	–	91	–	91
Other fees and commissions	95	273	247	615
Fees and commissions receivable	1,304	1,137	345	2,786
Fees and commissions payable	(636)	(287)	(101)	(1,024)
Net fee and commission income	668	850	244	1,762
Operating lease income	1,281	63	–	1,344
Rental income from investment properties	–	1	–	1
Gains and losses on disposal of available-for-sale financial assets	–	5	459	464
Other income	216	1,112	89	1,417
Segment other income	2,165	2,031	792	4,988
Other segment items reflected in income statement above:
Depreciation and amortisation	1,547	322	423	2,292
Defined benefit scheme charges	149	52	140	341
Other segment items:
Additions to fixed assets	2,431	130	862	3,423
Investments in joint ventures and associates at end of year	9	–	–	9

1	Restated, see page F-24.

Following the reduction in the Group’s non-UK activities, an analysis between UK and non-UK activities is no longer provided.

The Group’s discontinued operations were previously in its Insurance segment (see note 13).